Bank Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bank Notes Payable (Textual)
Cash deposits	$ 1,439,063	$ 3,053,622
Notes payable	$ 1,448,990	$ 1,383,058
Maximum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	100.00%
Minimum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	30.00%